UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Kenwood Group
Address: 10 S. LaSalle Street
         Suite 3610
         Chicago, IL  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sharon Morrow
Title:     Senior Vice President Marketing/Client Services
Phone:     (312) 368-1666

Signature, Place, and Date of Signing:

     Sharon Morrow     Chicago, IL     February 05, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     314620


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Adaptec                     COM                 00651f108     7625   743900 SH       SOLE                   743900        0        0
Alliant Energy              COM                 18802108     11026   345910 SH       SOLE                   345910        0        0
American Greetings          COM                 26375105      2585   273905 SH       SOLE                   273905        0        0
AMR Corp                    COM                 1765106       5451   139090 SH       SOLE                   139090        0        0
Arden Realty                COM                 39793104      8982   357500 SH       SOLE                   357500        0        0
Avnet                       COM                 53807103      7979   371100 SH       SOLE                   371100        0        0
Bank One                    COM                 06423a103     3367    91938 SH       SOLE                    91938        0        0
Banknorth                   COM                 06646r107     5686   285200 SH       SOLE                   285200        0        0
Borders Group               COM                 99709107      5539   473900 SH       SOLE                   473900        0        0
Boston Scientific           COM                 101137107    10079   736400 SH       SOLE                   736400        0        0
Century Telephone           COM                 156700106     9917   277400 SH       SOLE                   277400        0        0
Coca Cola                   COM                 191219104     8047   423500 SH       SOLE                   423500        0        0
Comerica                    COM                 200340107    11400   192000 SH       SOLE                   192000        0        0
CommScope                   COM                 203372107     6807   410966 SH       SOLE                   410966        0        0
Computer Associates         COM                 204912109     2355   120787 SH       SOLE                   120787        0        0
Concord EFS                 COM                 206197105       31      700 SH       SOLE                      700        0        0
CSX Corp                    COM                 126408103      641    24700 SH       SOLE                    24700        0        0
Cypress Semiconductor       COM                 232806109     5489   278800 SH       SOLE                   278800        0        0
Diebold                     COM                 253651103     3087    92500 SH       SOLE                    92500        0        0
DTE Energy Co               COM                 233331107    10829   278100 SH       SOLE                   278100        0        0
FedEx                       COM                 31428x106     6866   171820 SH       SOLE                   171820        0        0
Fleet Boston                COM                 339030108    10376   276238 SH       SOLE                   276238        0        0
Fluor                       COM                 343861100     4123   124700 SH       SOLE                   124700        0        0
Heller Financial            COM                 423328106    10489   341800 SH       SOLE                   341800        0        0
John H Harland              COM                 412693103     5163   365500 SH       SOLE                   365500        0        0
Kansas City Southern        COM                 485170104     3621   357600 SH       SOLE                   357600        0        0
Knight Ridder               COM                 499040103     6890   121150 SH       SOLE                   121150        0        0
Marshall & Ilsley           COM                 571834100     1937    38100 SH       SOLE                    38100        0        0
Massey Energy               COM                 576206106     1590   124700 SH       SOLE                   124700        0        0
Mattel                      COM                 577081102     4718   326700 SH       SOLE                   326700        0        0
Maytag Corp                 COM                 578592107    10576   327300 SH       SOLE                   327300        0        0
Meredith Corp               COM                 589433101     4841   150400 SH       SOLE                   150400        0        0
Modis Professional          COM                 607830106     1032   250100 SH       SOLE                   250100        0        0
Occidential                 COM                 674599105    10696   441070 SH       SOLE                   441070        0        0
Pactiv Corp                 COM                 695257105    10294   831800 SH       SOLE                   831800        0        0
Peoples Energy              COM                 711030106     2152    48100 SH       SOLE                    48100        0        0
Pitney Bowes                COM                 724479100     5509   166300 SH       SOLE                   166300        0        0
Pittston Brinks Group       COM                 725701106     2804   141100 SH       SOLE                   141100        0        0
Puget Sound Energy          COM                 745332106     3994   143600 SH       SOLE                   143600        0        0
Ryder Systems               COM                 783549108     5757   346300 SH       SOLE                   346300        0        0
Sabre Holdings              COM                 785905100     2274    52740 SH       SOLE                    52740        0        0
Snap On                     COM                 833034101     1327    47600 SH       SOLE                    47600        0        0
Sovereign Bancorp           COM                 845905108    10496  1291860 SH       SOLE                  1291860        0        0
Staples Inc                 COM                 855030102     7184   608200 SH       SOLE                   608200        0        0
The Limited                 COM                 532716107     9192   538700 SH       SOLE                   538700        0        0
The PMI Group               COM                 69344m101     7055   104225 SH       SOLE                   104225        0        0
Ultramar Diamond            COM                 904000106     8289   268470 SH       SOLE                   268470        0        0
Unocal                      COM                 915289102     6786   175400 SH       SOLE                   175400        0        0
USA Education               COM                 90390u102     1278    18800 SH       SOLE                    18800        0        0
Wendys Intl                 COM                 950590109     9723   370400 SH       SOLE                   370400        0        0
Xcel Energy                 COM                 98389b100    10666   367000 SH       SOLE                   367000        0        0